real estate joint ventures and investment in associate - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Real estate joint ventures
Interest expense	$ 649	$ 812
Net income (loss)	1,718	1,698
Comprehensive income (loss)	1,797	2,349
Real estate joint ventures
Real estate joint ventures
Revenue	20	13
Depreciation and amortization	8	7
Interest expense	8	3
Net income (loss)	(16)	(18)
Comprehensive income (loss)	(16)	(18)
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0